Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company’s minimum rent payments under operating leases are recognized on a straight-line basis over the term of the leases. Future minimum rental commitments under non-cancelable operating leases, principally pertaining to land, buildings and equipment, are as follows:

2014	$39,491
2015	33,376
2016	27,906
2017	23,471
2018	14,578
Thereafter	34,298

Total minimum lease payments	$173,120